Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	[1],[2]	$ 60,658	$ 68,641
Accounts receivable and accrued revenues	[1]	30,361	30,060
Capitalized voyage expenses		1,395	1,039
Prepaid expenses		6,162	6,685
Bunker inventory		33,396	11,854
Total current assets		131,972	118,279
Non-current assets
Vessels and time charter contracts		1,467,846	1,476,436
Advances for vessel upgrades		372	17,269
Other property, plant and equipment		3,766	4,772
Investment in associate company		5,406	5,233
Total non-current assets		1,477,391	1,503,710
Total assets		1,609,362	1,621,989
Current liabilities
Accounts payable and accrued expenses	[1]	19,662	18,503
Derivative financial liabilities	[3]	7,002	9,073
Current portion long-term debt	[1]	9,792	3,396
Other current liabilities		624	721
Deferred shipping revenues		4,865	16,236
Total current liabilities		41,944	47,929
Non-current liabilities
Long-term debt	[1]	512,507	446,562
Derivative financial liabilities	[3]	4,222	14,601
Other non-current liabilities		3,330	3,957
Total non-current liabilities		520,059	465,120
Total liabilities		562,003	513,049
Equity
Common stock at par value		1,661	1,708
Additional paid-in capital		1,264,000	1,291,505
Accumulated deficit		(222,405)	(188,709)
Translation differences		101	169
Other reserves		3,968	4,248
Total equity attributable to the Company		1,047,326	1,108,921
Non-controlling interest		34	19
Total equity		1,047,359	1,108,940
Total liabilities and equity		$ 1,609,362	$ 1,621,989

[1]	Amortized cost.
[2]	Cash and cash equivalents include $289 thousand in restricted cash in 2021 and $299 thousand in 2020, including employee withholding tax.
[3]	Fair value through profit or loss.